Shares and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shares and Stockholders' Equity [Abstract]
Changes In Common stock (Number Of Shares)

	As of December 31,
	2022			2021
	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
9.250% Fixed Rate Reset Non-Cumulative
Preferred Stock, Series C	20,000	20,000	20,000	-	-	-
9.000% Non-Cumulative Preferred Stock, Series D	20,000	20,000	20,000	-	-	-
Not designated	9,960,000	-	-	10,000,000	-	-
Total preferred shares	10,000,000	40,000	40,000	10,000,000	-	-

Schedule of Common Stock Outstanding Roll Forward

	For the Years Ended December 31,
	2022	2021	2020
Common Stock
Balance as of beginning-of-year	177,193,515	192,329,691	196,668,532
Stock compensation/issued for benefit plans	692,491	1,106,572	547,209
Retirement/cancellation of shares	(8,665,495)	(16,242,748)	(4,886,050)
Balance as of end-of-year	169,220,511	177,193,515	192,329,691

Common Stock as of End-of-Year
Basic basis	169,220,511	177,193,515	192,329,691
Diluted basis	170,483,323	179,229,110	193,672,296

Reconciliation Of The Denominator Calculations Of Basic And Diluted EPS

	For the Years Ended December 31,
	2022	2021	2020
Weighted-average shares, as used in basic calculation	171,034,695	187,359,884	193,610,225
Shares to cover non-vested stock	968,005	1,357,245	687,240
Average stock options outstanding during the year	989,123	1,844,117	746,742
options (at average market price for the year)	(783,232)	(1,419,165)	(576,582)
Shares repurchasable from measured but
unrecognized stock option expense	(21,006)	(43,314)	(2,445)
Average deferred compensation shares	512,570	-	-
Weighted-average shares, as used in diluted calculation (1)	172,700,155	189,098,767	194,465,180

(1)Due to reporting a net loss for the year ended December 31, 2022, basic shares were used in the diluted EPS calculation for this year as the use of diluted shares would have resulted in a lower loss per share
Components And Changes In Accumulated OCI

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS Securities and Certain Other
Investments
Balance as of beginning-of-year	$9,616	$9,611	$5,983
Cumulative effect from adoption of new accounting standards	-	3,584	45
Unrealized holding gains (losses) arising during the year	(25,552)	(4,673)	7,925
Change in foreign currency exchange rate adjustment	(322)	(142)	180
Change in DAC, VOBA, DSI and DFEL	-	-	(3,140)
Change in future contract benefits and policyholder account balances	2,291	893	(429)
Income tax benefit (expense)	5,039	838	(970)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(15)	626	(53)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	32
Income tax benefit (expense)	3	(131)	4
Balance as of end-of-year	$(8,916)	$9,616	$9,611
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$-	$45
Cumulative effect from adoption of new accounting standard	-	-	(45)
Balance as of end-of-year	$-	$-	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(85)	$(402)	$(11)
Cumulative effect from adoption of new accounting standard	-	25	-
Unrealized holding gains (losses) arising during the year	378	246	(257)
Change in foreign currency exchange rate adjustment	312	152	(174)
Change in DAC, VOBA, DSI and DFEL	-	-	(17)
Income tax benefit (expense)	(144)	(85)	94
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	92	26	48
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(1)
Income tax benefit (expense)	(19)	(5)	(10)
Balance as of end-of-year	$388	$(85)	$(402)
Policyholder Liability Discount Rate Remeasurement Gain (Loss)
Balance as of beginning-of-year	$(1,265)	$-	$-
Cumulative effect from adoption of new accounting standard	-	(1,856)
Adjustment arising during the year	2,559	751	-
Income tax benefit (expense)	(547)	(160)	-
Balance as of end-of-year	$747	$(1,265)	$-
Market Risk Benefit Non-Performance Risk Gain (Loss)
Balance as of beginning-of-year	$1,951	$-	$-
Cumulative effect from adoption of new accounting standard	-	2,874	-
Adjustment arising during the year	(266)	(1,174)	-
Income tax benefit (expense)	56	251	-
Balance as of end-of-year	$1,741	$1,951	$-
Foreign Currency Translation Adjustment
Balance as of beginning-of-year	$(14)	$(12)	$(17)
Foreign currency translation adjustment arising during the year	(20)	(2)	5
Balance as of end-of-year	$(34)	$(14)	$(12)
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(219)	$(266)	$(327)
Adjustment arising during the year	(74)	56	74
Income tax benefit (expense)	15	(9)	(13)
Balance as of end-of-year	$(278)	$(219)	$(266)

Schedule of Reclassifications Out Of AOCI

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS
Securities and Certain Other Investments
Gross reclassification	$(15)	$626	$(53)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	32	Realized gain (loss)
Reclassification before income
tax benefit (expense)	(15)	626	(21)	Income (loss) before taxes
Income tax benefit (expense)	3	(131)	4	Federal income tax expense (benefit)
Reclassification, net of income tax	$(12)	$495	$(17)	Net income (loss)

Unrealized Gain (Loss) on Derivative
Instruments
Gross reclassifications:
Interest rate contracts	$2	$3	$2	Net investment income
Interest rate contracts	(11)	(23)	(16)	Interest and debt expense
Foreign currency contracts	62	48	56	Net investment income
Foreign currency contracts	39	(2)	6	Realized gain (loss)
Total gross reclassifications	92	26	48
Associated amortization of DAC,				Commissions and other
VOBA, DSI and DFEL	-	-	(1)	expenses
Reclassifications before income
tax benefit (expense)	92	26	47	Income (loss) before taxes
Income tax benefit (expense)	(19)	(5)	(10)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$73	$21	$37	Net income (loss)